Cover Page Cover Page	May 28, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 28, 2022
Entity Registrant Name	Meta Platforms, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35551
Entity Tax Identification Number	20-1665019
Entity Address, Address Line One	1601 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	543-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.000006 par value
Trading Symbol	FB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001326801
Amendment Flag	false